SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 13, 2018	Nov. 07, 2018	Nov. 05, 2018	Oct. 24, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 30, 2018
Option exercised					0	0	0
Subsequent Event [Member]
Option exercised				69,420
Debt due amount	$ 300,000
Debt due rate of interest	7.00%
Subsequent Event [Member] | Officer [Member]
Due from related party								$ 13,500
Series A Preferred Stock [Member] | Subsequent Event [Member]
Conversion of stock, shares converted			4,336,012
CommonStock [Member] | Subsequent Event [Member]
Trade payables conversion shares issued, shares		6,000
Trade payables conversion shares issued, value		$ 36,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Conversion of stock, shares converted		267,859
Wyoming County Coal LLC [Member] | Subsequent Event [Member]
Consideration for acquired assets in, reclamation bonds		$ 234,240
Consideration for acquired assets in, common stock		1,727,273
Consideration for acquired assets in, seller note		$ 350,000
Consideration for acquired assets in, seller note one		$ 250,000